Long-term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Long-term Debt
Long-term Debt

Note 6 – Long-term Debt

Long-term debt is as follows:

	September 30,
	2021	December 31, 2020
Various equipment notes payable to lenders in monthly installments ranging from $1 to $2, including interest at 6.255 percent to 12.18 percent, maturing from April 2022 through December 2022. The notes are collateralized by the financed equipment and guaranteed by a stockholder of the Company.	$163	$270
Note payable to a bank in monthly installments beginning on January 1, 2020, of $91 plus interest at the greater of 6.00 percent per annum or the prime rate plus 1.00 percent. The note is collateralized by all assets of the Company and is due on March 1, 2023.	1,637	2,454
Total	1,800	2,724
Less current portion	1,231	1,235
Long‑term portion	$569	$1,489

Note Payable

The note payable to the bank contains customary representations, warrants and covenants. The note payable to the bank requires the Company maintain an adjusted quick ratio at the last day of each month of not less than 1.50 and 1.25 as of September 30, 2021 and December 31, 2020, respectively. The adjusted quick ratio is defined as cash plus net accounts receivable divided by current liabilities net of deferred revenue. The note payable to the bank financial covenants required the Company to receive $2,600 and $25,000 in unrestricted and unencumbered net cash proceeds from the sale of equity securities or subordinated debt on or prior to December 31, 2020 and May 31, 2021, respectively. In addition, the Company was required to deliver a fully executed letter of intent on or prior to May 1, 2021 to the bank evidencing the $25,000 in net cash proceeds received prior to May 31, 2021. The note payable to the bank financial covenants require the Company to maintain $1,750 in unrestricted and unencumbered cash in accounts with the bank beginning December 31, 2020 through the remaining term of the note payable. The Company was in compliance with the financial covenants as of each reporting date.

Interest expense on long-term debt was $32 and $51 for the three months ended September 30, 2021 and 2020, respectively, and $111 and $153 or the nine months ended September 30, 2021 and 2020, respectively.

Note 6 – Long-term Debt

Long-term debt at December 31 is as follows:

	2020	2019
Various equipment notes payable to banks in monthly installments ranging from $542 to $1,848, including interest at 8.25 percent to 12.18 percent maturing from April 2022 through December 2022. The notes are collateralized by the financed equipment and guaranteed by a stockholder of the Company	$269,849	$400,502
Note payable to a bank in monthly installments beginning on January 1, 2020 of $90,909, plus interest at the greater of 6.00 percent per annum or the prime rate plus 1.00 percent. The note is collateralized by all assets of the Company is due on March 1, 2023	2,454,545	3,000,000
Total	2,724,394	3,400,502
Less current portion	1,235,338	676,196
Long-term portion	$1,489,056	$2,724,306

The balance of the above debt matures as follows:

Years Ending	Amount
2021	$1,235,338
2022	1,216,327
2023	272,727
2024	—
Total	$2,724,392

Payment Protection Plan Loan

In May of 2020, the Company received funds from the Payment Protection Plan under the CARES Act in the amount of $922,815. The full balance was forgiven in October of 2020. The full balance is recorded in gain on loan extinguishment on the statement of operations.

Note Payable

The note payable to the bank contains customary representations, warrants and covenants. The note payable to the bank contains an adjusted quick ratio which is required to be maintained at the last day of each month and may not be less than 1.25 to 1.00 as of December 30, 2020 and December 31, 2019. The adjusted quick ratio is defined as cash plus net accounts receivable divided by current liabilities net of deferred revenue.

The note payable to the bank financial covenants require the Company to receive $2.6 million in unrestricted and unencumbered net cash proceeds from the sale of equity securities or subordinated debt on or prior to December 31, 2020. The note payable to the bank financial covenants require the company to maintain $1.75 million in unrestricted and unencumbered cash in accounts with the bank beginning December 31, 2020 through the remaining term of the note payable. The Company was in compliance with the financial covenants as of each reporting date.

During 2020, the bank granted the Company a waiver to defer principal payments on the note payable for a six-month period in 2020. The due date on the note payable was extended to March 1, 2023.

Interest expense on long-term debt for 2020 and 2019 was $361,272 and $59,366, respectively.